UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-06351

                               Green Century Funds

                                 29 Temple Place
                                    Suite 200
                                Boston, MA 02111
                     --------------------------------------
                    (Address of principal executive offices)

                     Green Century Capital Management, Inc.
                                 29 Temple Place
                                    Suite 200
                                Boston, MA 02111
                     --------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 482-0800
                                                          --------------
                       Date of fiscal year end: July 31
                                                -------
                  Date of reporting period: January 31, 2005
                                            ----------------

ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                             SEMI-ANNUAL REPORT
[LOGO]  GREEN       Green Century Balanced Fund
        CENTURY       Green Century Equity Fund
        FUNDS                  January 31, 2005

An Investment For Your Future.(R)   29 Temple Place, Boston,
Massachusetts 02111

              For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call 1-800-221-5519 9:00 am to 5:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.
--------------------------------------------------------------------------------
              Dear Green Century Funds Shareholder:

              As 2005 begins, we are more convinced than ever that the mission of Green Century Capital Management ("Green Century")--to advocate for corporate environmental responsibility, and create opportunities to invest in sustainable businesses--is one of critical importance. Leaders throughout the world are recognizing the increased importance of addressing environmental issues. Participants at the 2005 World Economic Forum's annual meeting in Switzerland prioritized measurable reductions in greenhouse gas emissions. Announcements such as these and the recent enactment of the Kyoto Protocol demonstrate that the international community acknowledges the significance of the environmental challenges we all face. In our view, lack of leadership and engagement on these issues by the U.S. federal government means that businesses, communities, organizations, and individuals must do more to achieve environmental progress. Green Century contributes to these efforts by providing the rigorous environmental screening and support of shareholder activity that the Funds' shareholders have come to expect. We thank you for joining us in this essential mission.
              Both the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund") produced solid returns above 10% for the ten-year periods ended December 31, 2004 and January 31, 2005. For the six months ended January 31, 2005, the Balanced Fund produced a cumulative return of 10.94% and the Equity Fund produced a cumulative return of 5.90%. The short-term positive performance of both Green Century Funds was aided by a number of market forces including the general improvement in market conditions after the conclusion of the presidential election and the gradual tightening of interest rates by the Federal Reserve, which helped control inflation throughout 2004. These and other factors were more than enough to offset the continuation of trends which tend to depress market performance, including the on-going U.S. military engagements abroad, the rising price of oil, and mounting trade and budget deficits.

              The Green Century Balanced Fund invests primarily in the stocks and bonds of environmentally responsible companies, many of which also make positive environmental contributions. The Balanced Fund's portfolio manager also seeks out innovative companies that may contribute to a safer, cleaner, and more sustainable environment. The Balanced Fund was up 10.94% for the six months ended January 31, 2005, compared to the Lipper Balanced Fund Index performance of 7.23%, primarily due to the strong performance of the equity portion of the portfolio contributing to the Fund's strong returns.


--------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL
                                     RETURN
--------------------------------------------------------------------------------
Green Century                                         One       Five      Ten
Balanced Fund                                         Year      Years    Years
--------------------------------------------------------------------------------
For the periods
  ended December 31,
  2004:.............. Green Century Balanced Fund     1.54%     0.43%    11.04%
                      Lipper Balanced Fund Index/1/   8.99%     2.95%     9.44%
--------------------------------------------------------------------------------
For the periods
  ended January 31,
  2005:.............. Green Century Balanced Fund    -4.12%    -1.97%    10.46%
                      Lipper Balanced Fund Index/1/   6.00%     3.21%     9.16%
--------------------------------------------------------------------------------

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain Fund prices and performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

              During the latter half of 2004, the Balanced Fund's portfolio manager sought to broaden the pool of companies he would consider for the Fund by researching mid- and large-cap companies that displayed leadership in environmental and financial performance. The inclusion of such companies in the portfolio allows for greater exposure to larger firms that have a significant impact on the environment and therefore might do more to address environmental problems. It also increases Green Century's opportunities to engage in dialogue and shareholder advocacy work on behalf of the Balanced Fund's shareholders. Examples of companies that were added to the Balanced Fund include:

   . Toyota Motor Corporation (Toyota)/2/--A company that continues its tradition of innovation, Toyota is displaying leadership in developing alternative fuel technology for the automotive industry. By demonstrating successful execution of hybrid electric, fuel cell, and cleaner diesel power sources in vehicles, Toyota is strengthening its long-term competitiveness and position as an environmental leader. Its strong commitment to alternative fuel technologies, however, is offset by its behavior as a "traditional" auto company, which is exemplified by its truck- and SUV-heavy fleet mix and its continued support of lobbying efforts to weaken emissions standards in several U.S. states including California. We have sought to engage Toyota in dialogue on both of these topics.
   . Starbucks Corporation (Starbucks)/2/--Starbucks is currently one of the world's largest purchasers of Fair Trade-certified and certified organic coffee. It has recently begun implementing a comprehensive preferred supplier program in conjunction with Conservation International, a leading non-profit organization. Under this program, coffee growers who meet environmental and social criteria are offered preferential buying status. We are pleased with Starbucks' ambitious goal of purchasing 60% of its coffee from "preferred suppliers" by 2007; however, its program is designed as a substitute for existing, independent certification programs that certify coffee as organic, Fair Trade, or both. Green Century has initiated dialogue with Starbucks to discuss options for independent verification within its program, and to ensure that its standards for certification are at least as stringent as the independent certification standards already in place and accepted within the coffee industry.
   . East Japan Railway Company (East Japan Railway)/2/--One of the largest passenger railway companies in the world and a market leader in Japan, East Japan Railway serves approximately 16 million people each day. As a passenger rail company, East Japan Railways provides a superior environmental alternative to automobile travel and offers large reductions in carbon dioxide emissions, one of the leading causes of global warming, compared to private automobiles. The company has also pioneered the development of energy-efficient railcars, which now account for 72% of its overall fleet.

                                       2

              In addition to these larger-capitalized companies, the Balanced Fund continued to hold a core of companies with smaller market capitalizations. Two of the stronger performers in the Balanced Fund during the last six months were Audible, Inc./2/, a company that provides electronic delivery of audible books and other material, and Ionics, Incorporated/2/, which is a water filtration company. These gains have outweighed losses from Staar Surgical Company/3/ and Intraware, Inc./2/.
              As of January 31, 2005, the bond portion of the Balanced Fund portfolio represented 30.40% of its net assets. The portfolio manager continues to execute his strategy of increasing the credit quality and decreasing the overall duration of the bond holdings, in response to an environment of rising interest rates.
              The Balanced Fund's portfolio manager believes that continued budgetary deficit concerns, rising interest rates, and the costs of fighting terrorism will be challenges for the U.S. capital markets in the coming year. He expects companies that are able to exceed their earnings estimates and reach other milestones to perform better under these circumstances.
              Like other funds heavily invested in stocks, the Balanced Fund's share price will fluctuate daily depending on the performance of the companies that comprise the Balanced Fund's investments, the general market and the economy overall. Furthermore, the Balanced Fund's investments may be more focused in small- and mid-cap companies, which involve greater risk than investing in the stocks of larger, more established companies. These greater risks may cause the share prices of small- and mid-cap companies to be more volatile than the share prices of larger companies. Finally, the bond portion of the Balanced Fund's investments is weighted toward high-yield, below-investment-grade bonds, which also involve greater risk than investing in more highly rated bonds. As a result of the Balanced Fund's holdings of small- and mid-cap companies and high-yield bonds, the value of investments in the Balanced Fund have, in the past, fluctuated more widely than the value of most other balanced funds.

              The Green Century Equity Fund invests substantially all of its assets in a portfolio of 400 companies that comprise the Domini 400 Social Index (the "Social Index"), a broadly diversified portfolio that screens companies based on environmental and social criteria. The Equity Fund seeks to provide shareholders with a long-term total return that matches that of the Social Index. The Social Index is comprised primarily of large capitalization U.S. companies.
              The Green Century Equity Fund was up 5.90% for the six months ended January 31, 2005, while the Standard & Poor's 500(R) Index (S&P 500(R) Index) returned 8.16%.

-------------------------------------------------------------------------------
                             AVERAGE ANNUAL TOTAL
                                    RETURN
-------------------------------------------------------------------------------
Green Century Equity
Fund                                           One Year Five Years Ten Years/4/
-------------------------------------------------------------------------------
For the periods
  ended December 31,
  2004:.............. Green Century Equity Fund   8.67%    -4.52%     11.03%
                      S&P 500(R) Index/5/        10.88%    -2.30%     12.07%
-------------------------------------------------------------------------------
For the periods
  ended January 31,
  2005:.............. Green Century Equity Fund   3.29%    -4.03%     10.35%
                      S&P 500(R) Index/5/         6.23%    -1.77%     11.51%
-------------------------------------------------------------------------------

The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain Fund prices and performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

              The performance of the Equity Fund relative to the S&P 500(R) Index was helped in part by higher exposure to the well-performing consumer discretionary sector, in which The Walt Disney Company/2/ posted strong gains for the six month period. Conversely, the Equity Fund's performance relative to the

                                       3

S&P 500(R) Index was helped by lower exposure to the health care sector, which faced multiple drug recalls and increased questioning from regulatory agencies and the general public. The Equity Fund's performance was bolstered by screening out Pfizer Inc./3/ and by investing in Johnson & Johnson/2/.
              The performance of the Equity Fund relative to the S&P 500(R) Index was hurt in part by lower exposure to energy and utilities, which were the top performing sectors for the six month period. The biggest contributors in the energy sector were stocks not held by the Equity Fund but included in the S&P 500(R) Index: Exxon Mobil Corporation/3/, ChevronTexaco Corporation/3/, and ConocoPhillips/3/. Another stock that hurt the Equity Fund's relative performance was excluded utility stock TXU Corporation/3/.
              As with other equity funds, the share price of the Equity Fund will fluctuate and may fall if the market as a whole declines or if the value of the companies in which it invests falls. Also, the large companies in which the Equity Fund's portfolio is invested may perform worse than the stock market as a whole.

              Shareholder Advocacy--Green Century believes that investors have not only the right but also the duty to demand that the companies they invest in behave in an environmentally responsible manner. We act on this belief by engaging select companies in dialogue on their environmental practices and ways in which improving their environmental practices can benefit their business as well. Many of the firms that we have discussions with do not qualify for inclusion in the Green Century Funds (the "Funds") due to their poor environmental records. Thus, Green Century Capital Management (the company which administers the Funds) invests small amounts of its own money in these companies, thereby allowing it to act as a shareholder and file resolutions with the companies. During 2004, Green Century continued its engagements with numerous companies and industries in an effort to improve their environmental performance. These efforts centered on the following campaign areas:

   . Wilderness Protection: Green Century seeks to protect the remaining critical wildlife habitat and open spaces. Our most recent success came in December 2004, when ConocoPhillips/3/ informed us that it had withdrawn from Arctic Power, an industry-funded lobbying group that seeks to open the Arctic National Wildlife Refuge (the "Refuge") to oil drilling. This action followed a year of dialogue, including Green Century's attendance at the company's 2004 annual meeting to present a shareholder resolution fighting for protection of the Refuge, which received a 9.25% approval vote by shareholders.
   . Global Warming: Climate change is an unprecedented risk for businesses as well as the environment. Green Century believes that companies must act quickly and decisively to combat this threat, both through operational and product improvements. Toward this end, Green Century filed a shareholder resolution with Ford Motor Company/3/ ("Ford") asking for more transparency on the company's lobbying efforts to block increased fuel economy standards. Green Century is also participating in a coalition of environmental groups working to improve the fuel economy of Ford's fleet. In particular, we are engaging the Hertz Corporation ("Hertz"), Ford's auto-rental subsidiary, in a campaign to increase Hertz's purchasing of hybrid vehicles and other more fuel efficient cars, thereby improving the overall rental fleet's fuel efficiency and reducing its greenhouse gas emissions.
   . Food Safety: The issues surrounding food products that potentially contain genetically engineered ("GE") ingredients are of paramount importance to Green Century. We believe that genetically engineered foods entail unwarranted corporate liabilities because of their potential risks to the

                                       4

      environment and human health. For this reason we support required labeling of GE ingredients, stronger testing regimes, and we discourage companies from using GE ingredients. In 2004, Green Century attended Kraft Foods, Inc.'s/3/ ("Kraft") annual meeting, joined a coalition that met with company representatives to discuss their policies and procedures on GE foods, and filed a shareholder resolution requesting a review of Kraft's policies for monitoring GE products.
   . Waste Reduction and Toxics: This work encourages companies to minimize waste and toxic pollution throughout the product lifecycle, from production through use and disposal (or reuse) of products. By doing so, companies can often reduce costs and improve their products while protecting the environment. Green Century continued ongoing dialogue with Dell Inc./2/ ("Dell") on its progress on electronic waste (e-waste) management, including consumer recycling programs and the reduction of the use of toxic materials in computer components. In June of 2004, Green Century met with Dell's CEO, Michael Dell, and other senior executives to discuss the company's progress in dealing with e-waste. Following this meeting, Dell introduced a pilot program providing free recycling to new Dell customers.

              New Initiatives for Investors--Green Century will be launching a series of new programs this spring designed to assist current shareholders in finding information about the Funds electronically, receiving data about their Green Century Funds investments electronically, and performing shareholder transactions on-line.
              We plan to launch a new website with up-to-date information about our Funds, the stories behind companies in their portfolios, and background information about Green Century's advocacy campaigns as well as updates on the progress of those campaigns. In conjunction with the Funds' new website, we are also launching an e-mail newsletter for shareholders and other interested parties, which will contain information on companies recently added to the Funds' portfolios, updates on Green Century's advocacy work, and general information of interest about socially and environmentally responsible investing. Finally, we are very pleased to be launching a shareholder services feature on the Funds' website, where Green Century Funds shareholders will be able to access their account information, perform transactions relating to the Funds, and sign-up for electronic delivery of their account statements and other documents.
              These efforts are aimed at improving the quality of service that the Funds provide to their shareholders; we also believe that promoting electronic communication has the environmental benefit of lessening the use and disposal of paper products. We encourage shareholders to consider signing up for electronic document delivery and helping us reduce the amount of paper we use in our communications with you. We hope you take advantage of these new services and we look forward to continuing to improve your Green Century experience.
              In closing, Green Century wishes to thank you for your investment in the Funds and for your continued support of our work to help protect the environment and build a sustainable economy.

              Respectfully yours,

              Green Century Capital Management, Inc.

                                       5

  The Green Century Funds' proxy voting guidelines and a record of the Funds' proxy votes for the year ended June 30, 2004 are available without charge, upon request, (i) at www.greencentury.com, (ii) by calling 1-800-93-GREEN,
  (iii) sending an email to info@greencentury.com, and (iv) on the Securities and Exchange Commission's website at www.sec.gov.

  The Green Century Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Green Century Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q may also be obtained by calling 1-800-93-GREEN, or by emailing a request to info@greencentury.com.
/1/ Lipper Analytic Services, Inc. ("Lipper") is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by remaining at all times a balanced portfolio of both stocks and bonds. Typically the stock/bond ratio ranges around 60%/40%.
/2/ As of January 31, 2005, Toyota Motor Corporation comprised 3.74%, Starbucks Corporation comprised 1.73%, East Japan Railway Company comprised 2.47%, Audible, Inc. comprised 3.19%, Ionics Inc. comprised 0.00%, and Intraware, Inc. comprised 1.34% of the Green Century Balanced Fund. As of January 31, 2005, Starbucks Corporation comprised 0.37%, Ionics Inc. comprised 0.02%, The Walt Disney Company comprised 1.01%, Johnson & Johnson comprised 3.30%, and Dell, Inc. comprised 1.81% of the Green Century Equity Fund. Holdings may change due to ongoing management of the Funds. References to specific investments should not be construed as a recommendation of the security by the Funds, their administrator or the distributor.
/3/ Neither of the Green Century Funds held Staar Surgical Company, Pfizer Inc, Exxon Mobil Corporation, ChevronTexaco Corporation, ConocoPhillips, TXU Corporation, Ford Motor Company or Kraft Foods, Inc. as of January 31, 2005.
/4/ The Green Century Equity Fund, which commenced investment operations in September 1995, invests substantially all of its investable assets in an existing separate registered investment company which has the same investment objective as the Fund (the "Index Portfolio"). Consistent with regulatory guidance, the performance for the period prior to the Fund's inception reflects the performance of the Index Portfolio adjusted to reflect the deduction of the charges and expenses of the Fund.
/5/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
This material must be preceded or accompanied by a current prospectus.
Distributor: UMB Distribution Services, LLC 3/05

                                       6

                               GREEN CENTURY FUNDS
                                 EXPENSE EXAMPLE

                    For the six months ended January 31, 2005

              As a shareholder of the Green Century Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees (for the Green Century Balanced Fund only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
              The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2004 to January 31, 2005 (the "period").

Actual Expenses
              The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
              The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
              Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

                                    BALANCED FUND                          EQUITY FUND
                       ------------------------------------- ---------------------------------------
                                                   EXPENSES                                EXPENSES
                        BEGINNING     ENDING     PAID DURING    BEGINNING     ENDING     PAID DURING
                         ACCOUNT     ACCOUNT      THE PERIOD     ACCOUNT     ACCOUNT      THE PERIOD
                          VALUE       VALUE         ENDED         VALUE       VALUE         ENDED
                        AUGUST 1,   JANUARY 31,   JANUARY 31,   AUGUST 1,   JANUARY 31,   JANUARY 31,
                          2004         2005         2005/1/       2004         2005       2005/1,2/
Actual Example.......   $1,000.00    $1,109.40       $7.78      $1,000.00    $1,059.00     $12.64
Hypothetical Example,
  assuming a 5% return
  before expenses.....   1,000.00     1,013.01        7.63       1,000.00     1,017.44      12.07

/1/ Expenses are equal to the Funds' annualized expense ratios (2.38% for the Balanced Fund and 1.50% for the Equity Fund), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
/2/The Example reflects the expenses of both the Index Portfolio and the Equity Fund.

                                        7

                                     [CHART]

Green Century Balanced Fund Investments by Industry as a percentage of net assets, as of January 31, 2005

Medical Products                          13.7%
Internet Products & Services              13.6%
Other*                                    12.9%
Alternative/Renewable Energy               8.7%
Food & Beverage                            7.4%
Telecommunications                         6.5%
Technology                                 6.2%
Healthy Living                             6.1%
Office Equipment                           4.1%
Diversified Manufacturing                  4.1%
Auto Manufacturing                         3.8%
Financials                                 3.4%
Consumer Goods & Services                  3.3%
Advertising                                3.2%
Entertainment                              3.0%


       *Other includes: Transportation, 2.5%; Apparel, 2.2%; Semi-Conductors, 1.8%; Healthcare, 1.6%; Cash and Cash Equivalents, 1.6%; Machinery, 1.3%; Banks, 1.0%; and Forest Products & Paper, 0.9%.

                                        8

                                     [CHART]

Green Century Equity Fund Investments by Industry as a percentage of net assets, as of January 31, 2005


Financials                               23.5%
Information Technology                   20.7%
Consumer Discretionary                   15.0%
Health Care                              12.9%
Consumer Staples                         12.6%
Industrials                               6.2%
Telecommunication Services                4.9%
Other*                                    4.2%


       *Other includes: Energy, 1.8%; Materials, 1.7%; Utilities, 0.7%; and, Cash and Cash Equivalents, 0.3%.

                                       9

                           GREEN CENTURY BALANCED FUND
                             SCHEDULE OF INVESTMENTS

                                 January 31, 2005
                                   (unaudited)

COMMON STOCKS -- 68.0%
                                    SHARES      VALUE
Medical Products -- 13.7%
Amgen, Inc. (b)..................    15,000 $   933,600
Durect Corp. (b).................   432,000   1,196,640
Intermagnetics General Corp. (b).    50,000   1,264,500
Novozymes A/S (c)................    40,000   1,912,937
PolyMedica Corp..................    20,000     748,600
SurModics, Inc. (b)..............   100,000   2,937,000
                                             -----------
                                               8,993,277
                                             -----------
Internet Products & Services -- 10.5%
Adobe Systems, Inc...............    23,000   1,308,700
Aptimus, Inc. (b)................   110,000   2,585,000
Audible, Inc. (b)................    75,000   2,090,250
Intraware, Inc. (b).............. 1,000,000     880,000
                                             -----------
                                               6,863,950
                                             -----------
Alternative/Renewable Energy -- 6.4%
Fuel-Tech N.V. (b)...............   250,000   1,300,000
Gamesa Corp.
  Technologica, S.A. (c)..........   100,000   1,429,994
Quantum Fuel Systems Technologies
  Worldwide, Inc. (b).............   275,000   1,449,250
                                             -----------
                                               4,179,244
                                             -----------
Technology -- 6.2%
Apple Computer, Inc. (b).........    15,000   1,153,500
Avid Technology, Inc. (b)(f).....    14,000     882,700
Redback Networks, Inc. (b).......   125,000     852,500
ThermoGenesis Corp. (b)..........   200,000   1,150,000
                                             -----------
                                               4,038,700
                                             -----------
Healthy Living -- 4.9%
Martek Biosciences Corp. (b).....    10,000     528,200
Whole Foods Market, Inc..........    30,000   2,682,600
                                             -----------
                                               3,210,800
                                             -----------
Diversified Manufacturing -- 4.1%
Illinois Tool Works, Inc.........    20,000   1,739,600
Nam Tai Electronics, Inc. (c)....    50,000     943,500
                                             -----------
                                               2,683,100
                                             -----------
Advertising -- 3.2%
Getty Images, Inc. (b)...........    30,000   2,091,000
                                             -----------

                                  SHARES       VALUE
Entertainment -- 3.0%
Lions Gate Entertainment
  Corp. (b).....................    200,000 $ 1,996,000
                                            -----------
Auto Manufacturing -- 3.0%
Toyota Motor Corp. American
  Depository Receipt (c)........     25,000   1,954,750
                                            -----------
Transportation -- 2.5%
East Japan Railway Co. (c).....        300   1,620,995
                                            -----------
Apparel -- 2.2%
The Timberland Co. (b).........     22,000   1,446,280
                                            -----------
Food & Beverage -- 2.1%
Green Mountain Coffee
  Roasters, Inc. (b)............     10,000     244,500
Starbucks Corp. (b)............     21,000   1,134,000
                                            -----------
                                              1,378,500
                                            -----------
Semi-Conductors -- 1.8%
STMicroelectronics N.V. (c)....     70,000   1,171,100
                                            -----------
Machinery -- 1.3%
Presstek, Inc. (b).............    100,000     833,000
                                            -----------
Telecommunications -- 1.2%
Corning, Inc. (b)..............     75,000     820,500
                                            -----------
Banks -- 1.0%
Wainwright Bank & Trust Co.....     55,000     675,950
                                            -----------
Forest Products & Paper -- 0.9%
Mercer International, Inc. (b).     60,000     576,000
                                            -----------
Total Common Stocks
  (Cost $40,818,873)............             44,533,146
                                            -----------
CORPORATE BONDS & NOTES -- 30.4%
                                 PRINCIPAL
                                  AMOUNT
Telecommunications -- 5.3%
AT&T Corp.
  9.75%, due 11/15/31 (e)....... $1,000,000   1,278,750
Nextel Communications, Inc.
  7.375%, due 8/1/15............  2,000,000   2,215,000
                                            -----------
                                              3,493,750
                                            -----------

                                       10

                           GREEN CENTURY BALANCED FUND
                      SCHEDULE OF INVESTMENTS -- (concluded)

                                 January 31, 2005
                                   (unaudited)

                                     PRINCIPAL
                                      AMOUNT       VALUE
Food & Beverage -- 5.3%
Chiquita Brands International, Inc.
  7.50%, due 11/1/14 (g)............ $1,000,000 $ 1,020,000
Dean Foods Co.
  8.15%, due 8/1/07.................  1,300,000   1,410,500
Dean Foods Co.
  6.90%, due 10/15/17...............  1,000,000   1,030,000
                                                -----------
                                                  3,460,500
                                                -----------
Office Equipment -- 4.1%
Xerox Corp.
  7.625%, due 6/15/13...............  2,500,000   2,706,250
                                                -----------
Financials -- 3.4%
SLM Corp.
  4%, due 7/25/14 (d)...............  2,235,000   2,221,478
                                                -----------
Consumer Goods & Services -- 3.3%
Kindercare Learning Centers
  9.50%, due 2/15/09................  1,151,000   1,155,316
Nebraska Book Co.
  8.625%, due 3/15/12...............  1,000,000   1,020,000
                                                -----------
                                                  2,175,316
                                                -----------
Internet Products & Services -- 3.1%
Akamai Technologies, Inc.
  5.50%, due 7/1/07.................  2,000,000   2,027,500
                                                -----------
Alternative/Renewable Energy -- 2.3%
Calpine Corp.
  8.75%, due 7/15/13 (g)............  2,000,000   1,530,000
                                                -----------
Healthcare -- 1.6%
HCA, Inc.
  7.69%, due 6/15/25................  1,000,000   1,044,912
                                                -----------
Healthy Living -- 1.2%
NBTY, Inc.
  8.625%, due 9/15/07...............    750,000     761,250
                                                -----------
Auto Manufacturing -- 0.8%
Toyota Motor Credit Corp.
  4.125%, due 7/25/17 (e)...........    500,000     496,965
                                                -----------
Total Corporate Bonds and Notes
  (Cost $19,501,731)................             19,917,921
                                                -----------

                                              VALUE
TOTAL INVESTMENTS (a) -- 98.4%
   (Cost $60,320,604)...................   $64,451,067
Other Assets less Liabilities -- 1.6%....   1,060,558
                                           -----------
NET ASSETS  --  100.0%................... $65,511,625
                                           ===========
                                 NUMBER OF
                                 CONTRACTS
CALL OPTIONS WRITTEN --
Avid Technology, Inc., expiring
  3/19/05, exercise price $75.00    50     $     1,750
                                           -----------
Total Call Options Written
  (Premiums received $3,658)....           $     1,750
                                           ===========

--------
(a)The cost of investments, including call options written, for federal income tax purposes is $60,354,251 resulting in gross unrealized appreciation and depreciation of $6,569,628 and $2,474,562 respectively, or net unrealized appreciation of $4,095,066.
(b)Non-income producing security.
(c)Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada.
(d)Floating rate bond. Rate shown is currently in effect at January 31, 2005.
(e)Step rate bond. Rate shown is currently in effect at January 31, 2005.
(f)All or a portion of this security has been segregated as collateral to cover call options written.
(g)The following securities were purchased under Rule 144A of the Securities Act of 1933:

                                   Acquisition
              Description             Date        Cost      Value
              ------------------------------------------------------
              Calpine Corp.
               8.75%, due 7/15/13.  6/10/2003  $2,002,240 $1,530,000
              Chiquita Brands
               International, Inc.
               7.50%, due 11/1/14.  9/23/2004   1,020,743  1,020,000

                        See Notes to Financial Statements

                                       11

                           GREEN CENTURY BALANCED FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                January 31, 2005
                                   (unaudited)

   ASSETS:
   Investments, at value (cost $60,320,604)...................... $ 64,451,067
   Receivables for:
    Capital stock sold...........................................       68,815
    Securities sold..............................................    2,233,173
    Interest.....................................................      349,615
                                                                  ------------
      Total assets...............................................   67,102,670
                                                                  ------------
   LIABILITIES:
   Due to custodian..............................................      917,639
   Payable for capital stock repurchased.........................      537,036
   Accrued expenses..............................................      134,620
   Written options (premiums received $3,658)....................        1,750
                                                                  ------------
      Total liabilities..........................................    1,591,045
                                                                  ------------
   NET ASSETS.................................................... $ 65,511,625
                                                                  ============
   NET ASSETS CONSIST OF:
   Paid-in capital............................................... $ 81,687,283
   Undistributed net investment income...........................       14,669
   Undistributed net realized loss on investments................  (20,322,698)
   Net unrealized appreciation on investments....................    4,132,371
                                                                  ------------
   NET ASSETS.................................................... $ 65,511,625
                                                                  ============
   SHARES OUTSTANDING............................................    4,188,114
                                                                  ============
   NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $      15.64
                                                                  ============

                           GREEN CENTURY BALANCED FUND
                             STATEMENT OF OPERATIONS
                    For the six months ended January 31, 2005
                                   (unaudited)

      INVESTMENT INCOME:
      Interest income.......................................... $  734,399
      Dividend income (net of $2,665 foreign withholding taxes)     69,847
                                                                ----------
         Total investment income...............................    804,246
                                                                ----------
      EXPENSES:
      Administrative services fee..............................    407,282
      Investment advisory fee..................................    221,681
      Distribution fee.........................................     73,894
                                                                ----------
         Total expenses........................................    702,857
                                                                ----------
      NET INVESTMENT INCOME....................................    101,389
                                                                ----------
      NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
      Net realized gain on:
       Investments.............................................  1,042,484
       Options written.........................................    191,244
                                                                ----------
                                                                 1,233,728
      Change in net unrealized appreciation/depreciation on:
       Investments.............................................  4,275,647
       Options written.........................................     (6,452)
                                                                ----------
                                                                 4,269,195
                                                                ----------
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS..........  5,502,923
                                                                ----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..... $5,604,312
                                                                ==========

                        See Notes to Financial Statements

                                       12

                           GREEN CENTURY BALANCED FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                FOR THE              FOR THE
                                            SIX MONTHS ENDED        YEAR ENDED
                                            JANUARY 31, 2005      JULY 31, 2004
                                              (UNAUDITED)           (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
 From operations:
   Net investment income.................... $   101,389           $  455,786
   Net realized gain on investments
     and options written....................   1,233,728           14,424,232
   Change in net unrealized
     appreciation/depreciation on
     investments and options written........   4,269,195          (10,213,153)
                                             -----------          -----------
   Net increase in net assets
     resulting from operations..............   5,604,312            4,666,865
                                             -----------          -----------
Dividends and distributions to shareholders:
   From net investment income...............    (111,527)            (480,216)
                                             -----------          -----------
Capital share transactions:
   Proceeds from sales of shares............  16,781,459           38,252,325
   Reinvestment of dividends and
     distributions..........................     107,961              466,205
   Payments for shares redeemed.............  (7,268,104)         (63,813,770)
                                             -----------          -----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions...........................   9,621,316          (25,095,240)
                                             -----------          -----------
Total increase (decrease) in net assets.....  15,114,101          (20,908,591)
NET ASSETS:
   Beginning of period......................  50,397,524           71,306,115
                                             -----------          -----------
   End of period............................ $65,511,625          $50,397,524
                                             ===========          ===========

                           GREEN CENTURY BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                                                    FOR THE SIX
                                                    MONTHS ENDED               FOR THE YEARS ENDED JULY 31,
                                                  JANUARY 31, 2005   ------------------------------------------------
                                                    (UNAUDITED)         2004     2003     2002      2001      2000
Net Asset Value, beginning of period............     $ 14.11          $13.88   $ 10.30  $ 15.94   $ 23.56   $ 12.21
                                                      -------        -------   -------  -------   -------   -------
Income from investment operations:
   Net investment income.........................       0.02            0.12      0.16     0.14      0.10      0.07
   Net realized and unrealized gain (loss) on
    investments..................................       1.54            0.23      3.59    (5.66)    (4.10)    11.35
                                                      -------        -------   -------  -------   -------   -------
Total increase (decrease) from investment
  operations.....................................       1.56            0.35      3.75    (5.52)    (4.00)    11.42
                                                      -------        -------   -------  -------   -------   -------
Less dividends and distributions:
   Dividends from net investment income..........      (0.03)          (0.12)    (0.17)   (0.12)    (0.11)    (0.07)
   Distributions from net realized gains.........         --              --        --       --     (3.51)       --
                                                      -------        -------   -------  -------   -------   -------
Total decrease from dividends and distributions.       (0.03)          (0.12)    (0.17)   (0.12)    (3.62)    (0.07)
                                                      -------        -------   -------  -------   -------   -------
Net Asset Value, end of period..................     $ 15.64        $  14.11   $ 13.88  $ 10.30   $ 15.94   $ 23.56
                                                      =======        =======   =======  =======   =======   =======
Total return....................................       10.94%(a)        2.49%    36.83%  (34.80)%  (19.19)%   93.54%
Ratios/Supplemental data:
   Net assets, end of period (in 000's)..........    $65,512         $50,398   $71,306  $36,225   $63,654   $55,081
   Ratio of expenses to average net assets.......       2.38%(b)        2.37%     2.44%    2.39%     2.35%     2.48%
   Ratio of net investment income to average net
    assets.......................................       0.34%(b)        0.71%     1.51%    0.95%     0.60%     0.50%
   Portfolio turnover............................         43%(a)          81%       94%      70%       91%      116%

(a)Not annualized.
(b)Annualized.

                        See Notes to Financial Statements

                                       13

                            GREEN CENTURY EQUITY FUND
                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2005
                                   (unaudited)


   ASSETS:
   Investment in Domini Social Index Portfolio, at value......... $34,489,996
   Receivable for capital stock sold.............................      52,611
                                                                  -----------
      Total assets...............................................  34,542,607
                                                                  -----------
   LIABILITIES:
   Payable for capital stock redeemed............................      13,121
   Accrued expenses..............................................      37,428
                                                                  -----------
      Total liabilities..........................................      50,549
                                                                  -----------
   NET ASSETS.................................................... $34,492,058
                                                                  ===========
   NET ASSETS CONSIST OF:
   Paid-in capital............................................... $36,777,735
   Undistributed net investment income...........................      14,782
   Undistributed net realized loss on investment.................  (6,185,501)
   Net unrealized appreciation on investment.....................   3,885,042
                                                                  -----------
   NET ASSETS.................................................... $34,492,058
                                                                  ===========
   SHARES OUTSTANDING............................................   1,801,082
                                                                  ===========
   NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE $     19.15
                                                                  ===========

                            GREEN CENTURY EQUITY FUND
                             STATEMENT OF OPERATIONS

                    For the six months ended January 31, 2005
                                   (unaudited)


NET INVESTMENT INCOME FROM INDEX PORTFOLIO:
Investment income from Index
Portfolio.......................................................    $463,140
Expenses from Index
Portfolio.......................................................     (39,780)
                                                                 -----------
    Net investment income from Index Portfolio..................     423,360
                                                                 -----------
EXPENSES:
Administrative services fee.....................................     217,801
                                                                 -----------
NET INVESTMENT INCOME...........................................     205,559
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT:
Net realized loss on investment allocated from Index Portfolio..     (53,126)
Change in net unrealized appreciation/depreciation
  on investment allocated from Index Portfolio..................   1,808,872
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENT..................   1,755,746
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 1,961,305
                                                                 ===========


                        See Notes to Financial Statements

                                       14

                            GREEN CENTURY EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                              FOR THE SIX         FOR THE
                                              MONTHS ENDED       YEAR ENDED
                                            JANUARY 31, 2005   JULY 31, 2004
                                              (UNAUDITED)        (AUDITED)

INCREASE (DECREASE) IN NET ASSETS:
 From operations:
   Net investment income (loss)...........    $  205,559        $    (3,132)
   Net realized loss on investment
     allocated from Index Portfolio.......       (53,126)          (494,368)
   Change in net unrealized
     appreciation/depreciation on
     investment allocated from Index
     Portfolio............................     1,808,872          3,588,747
                                             -----------        -----------
   Net increase in net assets resulting
     from operations......................     1,961,305          3,091,247
                                             -----------        -----------
Dividends and distributions to shareholders:
   From net investment income.............      (190,777)           (26,089)
                                             -----------        -----------
Capital share transactions:
   Proceeds from sales of shares..........     1,545,367          4,410,893
   Reinvestment of dividends and
     distributions........................       184,203             25,478
   Payments for shares redeemed...........    (2,160,526)        (3,696,092)
                                             -----------        -----------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions.........................      (430,956)           740,279
                                             -----------        -----------
Total increase in net assets..............     1,339,572          3,805,437
NET ASSETS:
   Beginning of period....................    33,152,486         29,347,049
                                             -----------        -----------
   End of period..........................   $34,492,058        $33,152,486
                                             ===========        ===========


                            GREEN CENTURY EQUITY FUND
                              FINANCIAL HIGHLIGHTS

                                                            FOR THE SIX
                                                            MONTHS ENDED             FOR THE YEARS ENDED JULY 31,
                                                            JANUARY 31,
                                                               2005        ----------------------------------------------
                                                            (UNAUDITED)      2004      2003     2002      2001      2000
Net Asset Value, beginning of period....................     $ 18.18       $ 16.45   $ 14.85  $ 20.84   $ 26.42   $ 24.62
                                                             -------       -------   -------  -------   -------   -------
Income from investment operations:
   Net investment income (loss)..........................       0.11            --      0.01    (0.05)    (0.11)    (0.14)
   Net realized and unrealized gain
     (loss) on investment................................       0.97          1.74      1.59    (4.62)    (4.66)     2.02
                                                             -------       -------   -------  -------   -------   -------
Total increase (decrease) from investment operations....        1.08          1.74      1.60    (4.67)    (4.77)     1.88
                                                             -------       -------   -------  -------   -------   -------
Less dividends and distributions:
   Dividends from net investment income..................      (0.11)        (0.01)       --       --        --        --
   Distributions from net realized gains.................         --            --        --    (1.32)    (0.81)    (0.08)
                                                             -------       -------   -------  -------   -------   -------
Total decrease from dividends and distributions.........       (0.11)        (0.01)       --    (1.32)    (0.81)    (0.08)
                                                             -------       -------   -------  -------   -------   -------
Net Asset Value, end of period..........................     $ 19.15       $ 18.18   $ 16.45  $ 14.85   $ 20.84   $ 26.42
                                                             =======       =======   =======  =======   =======   =======
Total return............................................        5.90%(b)     10.61%    10.77%  (23.67)%  (18.34)%    7.62%
Ratios/Supplemental data:
   Net assets, end of period (in 000's).................     $34,492       $33,152   $29,347  $27,387   $35,037   $40,931
   Ratio of expenses to average net assets..............        1.50%(c)      1.50%     1.50%    1.50%     1.50%     1.50%
   Ratio of net investment income (loss) to average net
    assets..............................................        1.20%(c)     (0.01)%    0.05%   (0.26)%   (0.51)%   (0.59)%
   Portfolio turnover (a)................................          3%(b)         8%        8%      13%       19%        9%

(a)Represents portfolio turnover for the Index Portfolio.
(b)Not annualized.
(c)Annualized.

                        See Notes to Financial Statements

                                       15

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (unaudited)


NOTE 1 -- Organization and Significant Accounting Policies
    Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.
    The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.12% at January 31, 2005). The financial statements of the Index Portfolio are included elsewhere in this report and should be read in conjunction with the Equity Fund's financial statements.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:
     (A)Balanced Fund Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCap/SM/ securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

                                       16

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS -- (continued)

        Equity Fund Investment Valuation: The Equity Fund records its investment in the Index Portfolio at fair value. Valuation of securities held by the Index Portfolio is discussed in Note 1 of the Index Portfolio's Notes to Financial Statements which are included elsewhere in this report.
     (B)Balanced Fund Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
        Equity Fund Securities Transactions, Investment Income and
        Expenses: The Equity Fund records daily its proportionate share of the Index Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.
     (C)Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.
        The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.
     (D)Repurchase Agreements: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.
     (E)Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America.

                                       17

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS -- (continued)

        To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
     (F)Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.
     (G)Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the six months ended January 31, 2005, the Balanced Fund and Equity Fund received $1,775 and $246, respectively, in redemption fees.

NOTE 2 -- Transactions With Affiliates
     (A)Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Balanced Fund and oversees the portfolio management of the Balanced Fund on a day-to-day basis. For these services, Green Century receives a fee, accrued daily and paid monthly, at an annual rate equal to 0.75% of the Balanced Fund's average daily net assets.
     (B)Subadviser: Winslow Management Company ("Winslow"), a wholly owned subsidiary of Adams Harkness Asset Management, Inc., and formerly a division of Adams, Harkness & Hill, Inc., is the subadviser for the Balanced Fund. For its services, Winslow is paid a fee by the Adviser at an annual rate equal to 0.40% of the average daily net assets of the Balanced Fund, subject to an adjustment up or down of 0.20% annually based on performance. For the six months ended January 31, 2005, Green Century accrued fees of $59,813 to Winslow.
     (C)Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees, fees under the Distribution Plan, interest, taxes, brokerage costs and other capital expenses, expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. For these services, Green Century receives a fee from the Balanced Fund at a rate such that immediately following any payment to the Administrator, total operating expenses, on an annual basis, are limited to 2.50% of the Fund's average daily net assets up to $30 million, 2.25% of the Fund's average daily net assets from $30 million to $100 million, and 1.75% of the Fund's average daily net assets in excess of $100 million, and receives a fee from the Equity Fund at a rate such that immediately following any payment to the Administrator, the combined total operating expenses of the Fund and the Index Portfolio (including investment advisory and distribution fees), on an annual basis, do not exceed 1.50% of the Fund's average daily net assets.
     (D)Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. ("UMBFS") as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2005, Green Century accrued fees of $42,505 and $37,419 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.

                                       18

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS -- (continued)

     (E)Distribution Plan: The Trust has adopted a Distribution Plan (the "Plan") with respect to the Balanced Fund in accordance with Rule 12b-1 under the Act. The Plan provides that the Balanced Fund pay a fee to UMB Distribution Services, LLC as distributor of shares of the Balanced Fund, at an annual rate not to exceed 0.25% of the Balanced Fund's average daily net assets. The fee is reimbursement for, or in anticipation of, expenses incurred for distribution-related activities. For the six months ended January 31, 2005, the Balanced Fund accrued and paid $73,894 to UMB Distribution Services, LLC for services provided pursuant to the Plan.

NOTE 3 -- Investment Transactions
    The Balanced Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $33,324,899 and $24,812,611, respectively, for the six months ended January 31, 2005.
    The Balanced Fund's activity in written options for the six months ended January 31, 2005 was as follows:


                                                    PREMIUM   CONTRACTS
                                                   ---------  ---------
           Options outstanding at July 31, 2004... $  20,360     200
           Options written........................   174,542     989
           Options exercised......................        --      --
           Options expired........................  (104,205)   (500)
           Options closed.........................   (87,039)   (639)
                                                   ---------    ----
           Options outstanding at January 31, 2005 $   3,658      50
                                                   =========    ====

    Additions and reductions in the Equity Fund's investment in the Index Portfolio aggregated $1,504,633 and $2,370,421, respectively, for the six months ended January 31, 2005.
    The tax basis of the components of distributable net earnings (deficit) at July 31, 2004 were as follows:


                                                       BALANCED FUND EQUITY FUND
                                                       ------------- -----------
Undistributed ordinary income........................ $     24,807  $        --
Accumulated loss carryforwards.......................  (21,493,064)  (4,236,393)
Unrealized appreciation (depreciation) on investments     (200,186)     180,188
                                                       ------------ -----------
Distributable net deficit............................ $(21,668,443) $(4,056,205)
                                                       ============ ===========

    The Balanced and Equity Funds have accumulated capital loss carryforwards of $21,493,064 and $4,236,393, respectively, of which $12,122,834 and $0, respectively, expire in the year 2010, $9,370,230 and $3,849,815, respectively, expire in the year 2011 and $0 and $386,578, respectively, expire in the year 2012. To the extent that either Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. The Balanced
Fund utilized $6,708,180 of its capital loss carryforwards during the year ended July 31, 2004.

                                       19

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                   NOTES TO FINANCIAL STATEMENTS -- (concluded)

    The tax character of distributions paid during the fiscal years ended July 31, 2004 and 2003 were as follows:

                                BALANCED FUND                EQUITY FUND
                         --------------------------- ---------------------------
                          YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                         JULY 31, 2004 JULY 31, 2003 JULY 31, 2004 JULY 31, 2003

Ordinary income........   $480,216      $590,425       $26,089         --
Long-term capital gains         --            --            --         --


NOTE 4 -- Capital Share Transactions
    Capital share transactions for the Balanced Fund and the Equity Fund were as follows:

                                   BALANCED FUND                       EQUITY FUND
                           ------------------------------   ---------------------------------
                            FOR THE SIX        FOR THE        FOR THE SIX        FOR THE
                            MONTHS ENDED      YEAR ENDED      MONTHS ENDED      YEAR ENDED
                          JANUARY 31, 2005   JULY 31, 2004  JANUARY 31, 2005   JULY 31, 2004
Shares sold..............    1,088,232       2,504,710           82,457          243,172
Reinvestment of dividends        6,673          29,281            9,303            1,396
Shares redeemed..........     (477,396)     (4,100,707)        (114,364)        (205,364)
                              ---------     ----------         --------         --------
                               617,509      (1,566,716)         (22,604)          39,204
                              =========     ==========         ========         ========

                                       20

                          DOMINI SOCIAL INDEX PORTFOLIO
                             PORTFOLIO OF INVESTMENTS

                                 January 31, 2005
                                   (unaudited)



                                  SHARES       VALUE

Consumer Discretionary -- 14.9%
American Greetings Corporation,
  Class A........................ 19,100   $     461,074
AutoZone, Inc. (a)..............  23,331       2,082,292
Bandag, Inc.....................   2,400         116,160
Bassett Furniture Industries....   3,000          56,550
Black & Decker Corp.............  22,400       1,845,760
Bed Bath & Beyond Inc. (a)......  81,900       3,299,751
Bob Evans Farms, Inc............   9,300         226,548
Centex Corporation..............  35,200       2,158,112
Champion Enterprises, Inc. (a)..  23,300         251,407
Charming Shoppes, Inc. (a)......  29,400         244,020
Circuit City Stores, Inc........  60,900         872,088
Claire's Stores, Inc............  27,000         557,010
Comcast Corporation, Class A (a) 374,958      12,069,898
Cooper Tire and Rubber
  Company........................ 22,500         486,225
Dana Corporation................  39,500         626,865
Darden Restaurants, Inc.........  44,200       1,306,552
Delphi Automotive Systems
  Corporation....................152,500       1,157,475
Disney (Walt) Company (The)..... 571,900      16,373,497
Dollar General Corporation......  94,451       1,908,855
Dow Jones & Company.............  17,400         663,288
eBay Inc. (a)................... 184,486      15,035,609
Emmis Communications
  Corporation, Class A (a)....... 15,200         267,064
Family Dollar Stores Inc........  47,000       1,572,150
Fleetwood Enterprises, Inc. (a).  17,400         152,772
Foot Locker, Inc................  39,200       1,055,264
Gaiam, Inc. (a).................   2,200          12,166
Gap Inc......................... 251,587       5,537,430
Genuine Parts Company...........  49,600       2,099,568
Harley-Davidson, Inc............  83,200       5,001,152
Harman International Industries,
  Inc............................  18,620      2,265,123
Hartmarx Corporation (a)........   8,500          72,675
Home Depot, Inc. (The).......... 620,006      25,581,448
Horton (D.R.), Inc..............  66,200       2,633,436
Interface, Inc., Class A (a)....  11,400         107,502
Johnson Controls, Inc...........  52,700       3,117,732
KB Home.........................  13,300       1,445,045
Lee Enterprises, Inc............  11,000         490,050
Leggett & Platt, Incorporated...  54,700       1,558,950
Limited Brands.................. 109,530       2,595,861
Liz Claiborne, Inc..............  30,000       1,258,200

                                        SHARES       VALUE

Consumer Discretionary -- (continued)
Lowe's Companies, Inc................   217,300 $   12,383,927
Mattel, Inc..........................   114,385      2,224,788
May Department Stores Company........    80,800      2,739,120
Maytag Corporation...................    22,600        355,046
McDonald's Corporation...............   348,000     11,271,720
McGraw-Hill Companies................    54,000      4,887,000
Media General, Inc., Class A.........     6,800        434,996
Men's Wearhouse, Inc. (a)............    10,600        352,662
Meredith Corporation.................    11,700        561,951
Modine Manufacturing Company.........     8,700        274,311
New York Times Company,
  Class A.............................   41,800      1,625,184
Newell Rubbermaid, Inc...............    77,178      1,660,871
Nordstrom, Inc.......................    38,700      1,867,275
Omnicom Group, Inc...................    52,700      4,473,703
Oshkosh B'Gosh, Inc., Class A........     2,700         52,515
Penney (J.C.) Company, Inc...........    78,700      3,362,064
Pep Boys -- Manny, Moe &Jack.........    14,000        241,080
Phillips-Van Heusen Corporation......     7,200        195,912
Pixar (a)............................    15,700      1,368,569
Pulte Homes, Inc.....................    35,000      2,312,800
Radio One, Inc. (a)..................     5,800         90,480
RadioShack Corporation...............    44,300      1,467,216
Reebok International Ltd.............    15,800        703,574
Ruby Tuesday, Inc....................    19,200        488,448
Russell Corporation..................     8,300        149,400
Scholastic Corporation (a)...........     9,700        332,225
Scripps (E.W.) Company (The),
  Class A.............................   35,200      1,631,872
Sears, Roebuck and Co................    58,800      2,954,700
Snap-On Incorporated.................    15,050        498,306
Spartan Motors, Inc..................     3,100         34,286
Stanley Works........................    23,600      1,122,416
Staples, Inc.........................   140,323      4,594,175
Starbucks Corporation (a)............   111,200      6,004,800
Stride Rite Corporation..............    10,800        132,192
Target Corporation...................   252,500     12,819,425
Timberland Company (The) (a).........     8,800        578,512
Time Warner, Inc. (a)................ 1,227,900     22,102,200
TJX Companies, Inc...................   142,300      3,563,192
Toys 'R' Us, Inc. (a)................    60,520      1,298,154
Tribune Company......................    88,656      3,544,467
Tupperware Corporation...............    15,000        301,650
Univision Communications, Inc.,
  Class A (a).........................   71,000      1,939,010


                                       21

                     PORTFOLIO OF INVESTMENTS -- (continued)

                                 January 31, 2005
                                   (unaudited)

                                       SHARES      VALUE

Consumer Discretionary -- (continued)
Valassis Communications Inc. (a).....  13,600 $      461,720
Value Line, Inc......................   2,600        108,576
Visteon Corporation..................  34,000        252,280
Washington Post Company,
  Class B.............................  2,200      2,011,900
Wendy's International, Inc...........  32,100      1,258,961
Whirlpool Corporation................  18,500      1,262,809
                                               --------------
                                                 242,975,064
                                               --------------
Consumer Staples -- 12.6%
Alberto-Culver Company, Class B......  26,050      1,413,213
Albertson's, Inc..................... 102,700      2,349,776
Avon Products, Inc................... 133,200      5,623,704
Campbell Soup Company................ 114,100      3,345,412
Church & Dwight Co., Inc.............  17,700        609,411
Clorox Company.......................  60,000      3,565,200
Coca-Cola Company.................... 682,000     28,296,180
Colgate-Palmolive Company............ 148,200      7,786,428
Costco Wholesale Corporation......... 128,730      6,085,067
CVS Corporation...................... 111,100      5,149,485
Estee Lauder Companies, Inc. (The),
  Class A............................. 34,400      1,552,816
General Mills Incorporated........... 106,300      5,632,837
Gillette Company..................... 277,238     14,061,511
Green Mountain Coffee, Inc. (a)......   1,800         44,010
Hain Celestial Group, Inc.
  (The) (a)...........................  8,700        175,044
Heinz (H.J.) Company.................  97,600      3,690,256
Hershey Foods Corporation............  55,800      3,263,742
Kellogg Company...................... 115,400      5,151,456
Kimberly-Clark Corporation........... 134,664      8,821,839
Kroger Company (a)................... 206,100      3,524,310
Longs Drug Stores Corporation........   9,900        259,974
McCormick & Company, Inc.............  33,800      1,256,346
Nature's Sunshine Products, Inc......   4,200         84,210
PepsiAmericas, Inc...................  39,000        828,750
PepsiCo, Inc......................... 472,570     25,377,009
Procter & Gamble Company............. 708,800     37,729,424
Safeway Inc. (a)..................... 123,000      2,318,550
Smucker (J.M.) Company...............  16,805        783,953
SUPERVALU, Inc.......................  36,900      1,166,409
Sysco Corporation.................... 178,600      6,245,642
Tootsie Roll Industries, Inc.........   9,649        310,408
United Natural Foods, Inc. (a).......  10,000        316,100
Walgreen Company..................... 283,100     12,062,891
Whole Foods Market, Inc..............  17,200      1,538,024


                                   SHARES      VALUE

Consumer Staples -- (continued)
Wild Oats Markets, Inc. (a)......   6,550 $       47,488
Wrigley (Wm.) Jr. Company........  51,300      3,611,007
                                           --------------
                                             204,077,882
                                           --------------
Energy -- 1.8%
Anadarko Petroleum Corporation...  69,885      4,627,086
Apache Corporation...............  91,924      5,002,504
Cooper Cameron Corp. (a).........  15,600        879,996
Devon Energy Corporation......... 134,344      5,463,770
EOG Resources, Inc...............  32,800      2,435,400
Helmerich & Payne, Inc...........  13,000        492,700
Kinder Morgan, Inc...............  34,400      2,581,376
Noble Energy, Inc................  16,300        964,471
Pioneer Natural Resources
  Company......................... 40,100      1,539,439
Rowan Companies, Inc. (a)........  29,200        822,272
Sunoco, Inc......................  21,100      1,846,039
Williams Companies, Inc.......... 147,500      2,479,475
                                           --------------
                                              29,134,528
                                           --------------
Financials -- 23.4%
AFLAC, Inc....................... 141,300      5,582,763
Allied Capital Corporation.......  36,100        924,521
AMBAC Financial Group, Inc.......  29,900      2,298,712
American Express Company......... 353,800     18,875,230
American International Group,
  Inc.............................726,376     48,151,465
AmSouth Bancorporation...........  97,800      2,439,132
BB&T Corporation................. 152,900      6,034,963
Capital One Financial Corporation  67,500      5,283,900
Cathay General Bancorp...........  12,990        471,927
Chittenden Corporation...........  13,220        358,394
Chubb Corporation................  53,600      3,992,128
Cincinnati Financial Corporation.  47,274      2,085,729
Comerica Incorporated............  48,500      2,806,210
Edwards (A.G.), Inc..............  22,887        976,359
Fannie Mae....................... 270,165     17,447,256
Fifth Third Bancorp.............. 162,411      7,547,239
First Horizon National
  Corporation..................... 34,400      1,464,408
FirstFed Financial Corp. (a).....   4,500        239,400
Franklin Resources, Inc..........  69,500      4,716,270
Freddie Mac...................... 190,400     12,431,216
GATX Corporation.................  12,600        375,228
General Growth Properties, Inc...  61,900      1,966,563


                                       22

                     PORTFOLIO OF INVESTMENTS -- (continued)

                                 January 31, 2005
                                   (unaudited)


                                    SHARES       VALUE

Financials -- (continued)
Golden West Financial.............  85,600 $     5,531,472
Hartford Financial Services Group
  (The)............................ 81,700       5,497,593
Heartland Financial USA, Inc......   4,200          88,494
Janus Capital Group Inc...........  68,026       1,008,826
Jefferson-Pilot Corporation.......  39,325       1,962,318
KeyCorp........................... 113,400       3,789,828
Lincoln National Corporation......  49,800       2,297,772
Marsh & McLennan Companies,
  Inc............................. 144,700       4,702,750
MBIA, Inc.........................  40,600       2,425,444
MBNA Corporation.................. 356,675       9,480,422
Medallion Financial Corp..........   4,300          39,861
Mellon Financial Corporation...... 118,600       3,480,910
Merrill Lynch & Co., Inc.......... 259,060      15,561,734
MGIC Investment Corporation.......  27,600       1,763,640
Moody's Corporation...............  41,300       3,460,114
Morgan (J.P.) Chase & Co.......... 993,212      37,076,604
National City Corporation......... 182,800       6,498,540
Northern Trust Corporation........  61,200       2,670,768
PNC Financial Services Group......  78,700       4,239,569
Progressive Corporation (The).....  56,000       4,684,400
Providian Financial
  Corporation (a).................. 82,200       1,371,096
SAFECO Corporation................  39,500       1,828,850
Schwab (Charles) Corporation...... 384,400       4,320,656
SLM Corporation................... 121,400       6,093,066
Sovereign Bancorp, Inc............  96,000       2,183,040
St. Paul Travelers Companies, Inc.
  (The)............................186,764       7,011,121
State Street Corporation..........  94,300       4,225,583
SunTrust Banks, Inc............... 100,100       7,209,202
Synovus Financial Corporation.....  87,450       2,372,519
U.S. Bancorp...................... 523,721      15,737,816
UnumProvident Corporation.........  80,900       1,389,053
Wachovia Corporation.............. 447,943      24,569,674
Wainwright Bank & Trust
  Company..........................  2,500          30,725
Washington Mutual, Inc............ 243,904       9,841,525
Wells Fargo & Company............. 470,706      28,854,277
Wesco Financial Corporation.......   1,900         722,000
                                            ---------------
                                               380,490,275
                                            ---------------

                                    SHARES      VALUE

Health Care -- 12.9%
Affymetrix, Inc. (a)..............  16,700 $      687,372
Allergan, Inc.....................  36,105      2,742,175
Amgen, Inc. (a)................... 353,200     21,983,168
Bard (C.R.), Inc..................  28,400      1,925,520
Bausch &Lomb Incorporated.........  15,300      1,115,217
Baxter International, Inc......... 171,800      5,799,968
Becton Dickinson and Company......  70,100      3,971,165
Biogen Idec Inc. (a)..............  93,250      6,057,520
Biomet, Inc.......................  71,100      3,020,328
Boston Scientific Corporation (a). 232,500      7,686,450
CIGNA Corporation.................  39,300      3,153,825
Cross Country Healthcare, Inc. (a)   8,600        142,416
Forest Laboratories, Inc. (a)..... 103,600      4,302,508
Genzyme Corporation (a)...........  63,500      3,696,335
Guidant Corporation...............  88,538      6,418,120
Hillenbrand Industries, Inc.......  17,000        923,610
Humana, Inc. (a)..................  42,900      1,470,183
IMS Health, Inc...................  66,813      1,562,088
Invacare Corporation..............   7,700        358,358
Invitrogen Corporation (a)........  14,500        996,295
Johnson & Johnson................. 827,370     53,530,839
King Pharmaceuticals Inc. (a).....  66,200        695,762
Manor Care, Inc...................  24,700        853,385
McKesson HBOC, Inc................  81,320      2,804,727
MedImmune, Inc. (a)...............  69,800      1,651,119
Medtronic, Inc.................... 337,100     17,694,379
Merck & Co., Inc.................. 619,100     17,365,755
Millipore Corporation (a).........  13,700        596,361
Mylan Laboratories, Inc...........  75,475      1,255,149
St. Jude Medical, Inc. (a)........  98,400      3,865,152
Stryker Corporation............... 112,800      5,542,992
Synovis Life Technologies,
  Inc. (a).........................  2,600         26,494
Thermo Electron Corporation (a)...  47,100      1,410,174
UnitedHealth Group Incorporated... 185,230     16,466,947
Waters Corporation (a)............  33,400      1,639,272
Watson Pharmaceuticals (a)........  29,200        871,035
Zimmer Holdings, Inc. (a).........  68,200      5,377,570
                                            --------------
                                              209,659,733
                                            --------------
Industrials -- 6.2%
3M Company........................ 218,700     18,449,532
Alaska Air Group, Inc. (a)........   6,900        205,551

                                       23

                     PORTFOLIO OF INVESTMENTS -- (continued)

                                 January 31, 2005
                                   (unaudited)

                                   SHARES      VALUE

Industrials -- (continued)
American Power Conversion........  57,700 $    1,227,279
AMR Corporation (a)..............  44,400        381,840
Apogee Enterprises, Inc..........   7,400         98,938
Ault, Inc. (a)...................   1,200          3,252
Avery Dennison Corporation.......  31,500      1,892,835
Baldor Electric Company..........   8,800        246,664
Banta Corporation................   6,550        283,681
Brady Corporation, Class A.......  11,000        312,290
Bright Horizons Family Solutions,
  Inc. (a)........................  3,200        187,520
CLARCOR, Inc.....................   6,450        351,332
Cooper Industries, Inc., Class A.  26,300      1,827,850
Cross (A.T.) Company (a).........   3,800         19,798
Cummins, Inc.....................  12,100        939,807
Deere & Company..................  69,400      4,818,442
Delta Air Lines, Inc. (a)........  32,000        172,480
Deluxe Corporation...............  13,100        501,337
DeVry, Inc. (a)..................  18,100        321,094
Donaldson Company, Inc...........  25,400        791,972
Donnelley (R.R.) & Sons Company..  61,500      2,057,175
Emerson Electric Company......... 118,000      7,934,320
Fastenal Company.................  21,400      1,286,782
FedEx Corporation................  83,700      8,005,905
Graco, Inc.......................  18,552        661,379
Grainger (W.W.), Inc.............  26,000      1,591,460
Granite Construction
  Incorporated.................... 10,625        264,563
Harland (John H.) Company........   7,600        276,640
Herman Miller, Inc...............  19,300        515,696
HNI Corporation..................  17,100        689,985
Hubbell Incorporated, Class B....  15,160        750,723
Ikon Office Solutions............  38,800        417,100
Illinois Tool Works, Inc.........  83,400      7,254,132
Ionics, Inc. (a).................   6,200        271,932
JetBlue Airways Corporation (a)..  27,300        540,267
Kadant Inc. (a)..................   3,700         71,410
Kansas City Southern Industries,
  Inc. (a)........................ 15,700        274,122
Kelly Services, Inc..............   8,475        246,623
Lawson Products, Inc.............   2,500        124,650
Lincoln Electric Holdings, Inc...  11,000        353,650
Masco Corporation................ 124,300      4,574,240
Milacron, Inc. (a)...............  12,633         40,047
Monster Worldwide, Inc. (a)......  32,900      1,029,441
Nordson Corporation..............  10,500        395,115

                                       SHARES       VALUE

Industrials -- (continued)
Norfolk Southern Corporation........   109,200 $    3,813,264
Pitney Bowes, Inc...................    64,900      2,903,626
Robert Half International, Inc......    48,400      1,468,456
Ryder System, Inc...................    18,000        819,900
Smith (A.O.) Corporation............     5,200        140,972
Southwest Airlines Co...............   219,162      3,173,466
SPX Corporation.....................    20,830        872,777
Standard Register Company...........     6,000         74,940
Steelcase, Inc......................    15,500        211,110
Tennant Company.....................     2,300         89,033
Thomas & Betts Corporation (a)......    15,100        441,071
Thomas Industries, Inc..............     4,000        155,960
Toro Company........................     6,400        532,800
Trex Company, Inc. (a)..............     3,700        181,484
United Parcel Service, Inc., Class B   159,233     11,891,519
Yellow Roadway Corporation (a)......    14,180        802,871
                                                --------------
                                                  100,234,100
                                                --------------
Information Technology -- 20.7%
3Com Corporation (a)................   103,000        378,010
Adaptec, Inc. (a)...................    27,400        164,400
ADC Telecommunications, Inc. (a)....   234,000        601,380
Advanced Micro Devices, Inc. (a)....    98,300      1,553,140
Advent Software, Inc. (a)...........     8,500        163,625
Analog Devices, Inc.................   105,500      3,786,395
Andrew Corporation (a)..............    43,800        572,028
Apple Computer, Inc. (a)............   106,100      8,159,090
Applied Materials, Inc. (a).........   472,400      7,511,160
Arrow Electronics, Inc. (a).........    31,600        746,076
Autodesk, Inc.......................    64,000      1,879,680
Automatic Data Processing, Inc......   165,074      7,177,418
BMC Software, Inc. (a)..............    60,800      1,023,264
Borland Software Corporation (a)....    21,100        181,038
CDW Corporation.....................    23,400      1,368,900
Ceridian Corporation (a)............    39,700        702,690
Cisco Systems, Inc. (a)............. 1,885,430     34,013,157
Coherent, Inc. (a)..................     7,700        231,000
Compuware Corporation (a)...........   109,800        757,620
Convergys Corporation (a)...........    42,000        600,180
Dell Inc. (a).......................   703,700     29,386,512
Dionex Corporation (a)..............     5,600        331,464
Electronic Arts Inc. (a)............    84,400      5,430,296
Electronic Data Systems
  Corporation........................  142,100      3,043,782
EMC Corporation (a).................   675,800      8,852,980


                                       24

                     PORTFOLIO OF INVESTMENTS -- (continued)

                                 January 31, 2005
                                   (unaudited)


                                        SHARES       VALUE

Information Technology -- (continued)
Entegris, Inc. (a)...................    19,000 $      168,910
Gerber Scientific, Inc. (a)..........     5,700         41,154
Hewlett-Packard Company..............   851,110     16,673,245
Hutchinson Technology
  Incorporated (a)....................    6,500        229,450
Imation Corporation..................     9,100        313,859
Intel Corporation.................... 1,788,600     40,154,070
Lexmark International Group, Inc. (a)    35,600      2,967,260
LSI Logic Corporation (a)............   104,200        636,662
Lucent Technologies, Inc. (a)........ 1,206,292      3,932,512
Merix Corporation (a)................     3,750         34,575
Micron Technology, Inc. (a)..........   169,400      1,763,454
Microsoft Corporation................ 3,030,000     79,628,400
Molex Incorporated...................    27,646        793,993
National Semiconductor
  Corporation.........................   99,400      1,682,842
Novell, Inc. (a).....................   108,100        623,737
Novellus Systems, Inc. (a)...........    38,300      1,001,545
palmOne, Inc. (a)....................    13,904        359,766
Paychex, Inc.........................   104,600      3,189,254
Plantronics Inc......................    13,400        498,614
Polycom, Inc. (a)....................    29,400        508,032
Qualcomm, Inc........................   454,300     16,918,132
Red Hat, Inc. (a)....................    53,700        582,645
Sapient Corporation (a)..............    32,800        258,464
Scientific-Atlanta, Inc..............    42,900      1,300,299
Solectron Corporation (a)............   262,000      1,302,140
Sun Microsystems, Inc. (a)...........   931,700      4,062,212
Symantec Corporation (a).............   176,200      4,114,270
Tektronix, Inc.......................    26,900        775,258
Tellabs, Inc. (a)....................   132,700        944,824
Texas Instruments, Inc...............   478,400     11,103,664
Xerox Corporation (a)................   266,200      4,227,256
Xilinx, Inc..........................    98,200      2,866,458
Yahoo! Inc. (a)......................   379,060     13,346,703
                                                 --------------
                                                   335,618,944
                                                 --------------
Materials -- 1.7%
Air Products & Chemicals, Inc........    63,100      3,717,221
Airgas, Inc..........................    21,600        508,032
Aleris International, Inc. (a).......     3,800         63,764
Bemis Company, Inc...................    30,400        881,600
Cabot Corporation....................    17,900        626,500
Calgon Carbon Corporation............    10,100         92,920
Caraustar Industries, Inc. (a).......     7,200         97,200

                                    SHARES      VALUE

Materials -- (continued)
Crown Holdings, Inc. (a)..........  48,900 $      659,661
Ecolab, Inc.......................  71,900      2,419,435
Engelhard Corporation.............  33,500      1,006,675
Fuller (H.B.) Company.............   7,300        194,691
Lubrizol Corporation..............  18,100        652,143
MeadWestvaco Corp.................  56,712      1,638,410
Minerals Technologies, Inc........   5,300        331,144
Nucor Corporation.................  44,900      2,521,584
Praxair, Inc......................  90,200      3,892,130
Rock-Tenn Company, Class A........   9,000        124,830
Rohm &Haas Company................  62,787      2,777,697
Schnitzer Steel Industries, Inc.,
  Class A..........................  5,800        199,810
Sealed Air Corporation (a)........  23,000      1,179,900
Sigma-Aldrich Corporation.........  19,900      1,250,715
Sonoco Products Company...........  28,745        746,220
Valspar Corporation...............  15,000        735,000
Wausau-Mosinee Paper
  Corporation...................... 15,700        232,674
Wellman, Inc......................   8,200         86,100
Worthington Industries, Inc.......  22,200        454,656
                                            --------------
                                                27,090,712
                                            --------------
Telecommunication Services -- 4.8%
AT&T Corporation.................. 219,216      4,206,755
BellSouth Corporation............. 506,200     13,282,688
Citizens Communications
  Company.......................... 83,867      1,131,366
SBC Communications, Inc........... 923,928     21,952,529
Sprint Corp. -- FON Group......... 393,600      9,379,488
Telephone and Data Systems, Inc...  14,500      1,193,640
Verizon Communications............ 772,122     27,479,822
                                            --------------
                                               78,626,288
                                            --------------
Utilities -- 0.7%
AGL Resources, Inc................  19,300        668,745
Cascade Natural Gas Corporation...   2,900         59,276
Cleco Corporation.................  12,200        240,706
Energen Corporation...............   9,700        568,808
Equitable Resources, Inc..........  17,900      1,021,016
IDACORP, Inc......................   9,700        293,813
KeySpan Corporation...............  45,200      1,784,044
MGE Energy, Inc...................   4,400        158,004
National Fuel Gas Company.........  21,800        614,760
NICOR, Inc........................  11,400        420,888

                                       25

                     PORTFOLIO OF INVESTMENTS -- (concluded)

                                 January 31, 2005
                                   (unaudited)


                               SHARES     VALUE

Utilities -- (continued)
NiSource, Inc................ 73,647 $    1,686,516
Northwest Natural Gas Company  6,500        220,675
OGE Energy Corporation....... 22,900        598,835
Peoples Energy Corporation... 10,900        466,847
Pepco Holdings, Inc.......... 47,500      1,037,875
Questar Corporation.......... 23,100      1,173,480
Southern Union Company (a)... 20,206        471,204
WGL Holdings................. 12,600        382,536
                                      --------------
                                         11,868,028
                                      --------------
TOTAL INVESTMENTS -- 99.7%
   (Cost $1,478,253,796) (b)..       $1,619,775,554
Other Assets, Less
  Liabilities -- 0.3%.........            4,809,083
                                      --------------
NET ASSETS -- 100.0%.........       $1,624,584,637
                                       ==============

--------
(a)Non-income producing security.
(b)The aggregate cost for federal income tax purposes is $1,575,062,602, the aggregate gross unrealized appreciation is $300,611,847, and the aggregate gross unrealized depreciation is $255,898,895, resulting in net unrealized appreciation of $44,712,952.

Copyright in the Domini 400 Social Index/SM/ is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

                        See Notes to Financial Statements

                                       26

                          DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                January 31, 2005
                                   (unaudited)


     ASSETS:
     Investments at value (Cost $1,478,253,796).............. $1,619,775,554
     Cash....................................................      3,226,984
     Dividends receivable....................................      2,124,827
                                                              --------------
        Total assets.........................................  1,625,127,365
                                                              --------------
     LIABILITIES:
     Management fee payable (Note 2).........................        281,013
     Other accrued expenses..................................        261,715
                                                              --------------
        Total liabilities....................................        542,728
                                                              --------------
     NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS $1,624,584,637
                                                              ==============


                             STATEMENT OF OPERATIONS

                    For the six months ended January 31, 2005
                                   (unaudited)


INVESTMENT INCOME:
Dividends............................................. $ 21,539,516
EXPENSES:
Management fee (Note 2)............................... $  1,598,166
Custody fees (Note 3).................................      116,811
Professional fees.....................................       22,227
Trustees fees.........................................       51,397
Miscellaneous.........................................      104,533
                                                       -------------
Total expenses........................................    1,893,134
    Fees paid indirectly (Note 3).....................      (42,627)
                                                       -------------
       Net expenses...................................    1,850,507
                                                       -------------
NET INVESTMENT INCOME.................................   19,689,009
NET REALIZED LOSS ON INVESTMENTS:
Proceeds from sales................................... $ 50,152,058
Cost of securities sold...............................  (52,657,409)
                                                       -------------
Net realized loss on investments......................   (2,505,351)
NET CHANGES IN UNREALIZED APPRECIATION OF INVESTMENTS:
    Beginning of period................................ $57,948,649
    End of period...................................... 141,521,758
                                                       -------------
       Net change in unrealized appreciation...........  83,573,109
                                                       -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.. $100,756,767
                                                       =============

                        See Notes to Financial Statements

                                       27

                          DOMINI SOCIAL INDEX PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                FOR THE              FOR THE
                                            SIX MONTHS ENDED        YEAR ENDED
                                            JANUARY 31, 2005       JULY 31, 2004

INCREASE IN NET ASSETS
 From Operations:
   Net investment income.............     $   19,689,009       $   18,456,783
   Net realized loss on investments..         (2,505,351)         (22,378,148)
   Net change in unrealized
     appreciation of investments.....         83,573,109          162,852,493
                                          --------------       --------------
   Net Increase in Net Assets
     Resulting from Operations.......        100,756,767          158,931,128
                                          --------------       --------------
Transactions in Investors' Beneficial Interest:

Additions............................        137,927,127          318,907,730

Reductions...........................       (141,012,928)        (269,267,844)
                                          --------------       --------------
   Net Increase/(Decrease) in
     Net Assets from Transactions
     in Investors' Beneficial
     Interests.......................         (3,085,801)          49,639,886
                                          --------------       --------------
Total Increase in Net Assets.........         97,670,966          208,571,014
NET ASSETS:
   Beginning of period...............      1,526,913,671        1,318,342,657
                                          --------------       --------------
   End of period.....................     $1,624,584,637       $1,526,913,671
                                          ==============       ==============


                              FINANCIAL HIGHLIGHTS


                                     FOR THE SIX
                                     MONTHS ENDED
                                     JANUARY 31,                  FOR THE YEARS ENDED JULY 31,
                                        2005        ------------------------------------------------------
                                     (UNAUDITED)      2004      2003        2002        2001        2000
Net assets (in millions).........      $1,625       $1,527     $1,318     $ 1,239     $ 1,729     $1,974
Total return.....................        6.56%       12.01%     12.13%    (22.71)%    (17.28)%     8.94%
Ratio of net investment income to
  average net assets
  (annualized)....................       2.46%        1.25%      1.32%       1.02%       0.78%     0.70%
Ratio of expenses to average net
  assets (annualized).............       0.23%(2)     0.24%(2)   0.23%(1)(2) 0.22%(2)    0.22%(2)   0.24%(1)(2)
Portfolio turnover rate..........           3%           8%         8%         13%         19%         9%

(1)Reflects an expense reimbursement and fee waiver by the Manager of 0.01% and 0.002% for the years ended July 31, 2003 and 2000, respectively. Had the Manager not waived its fee and reimbursed expenses, the ratio of expenses to average net assets would have been 0.24% and 0.24% for the years ended July 31, 2003 and 2000, respectively.
(2)Ratio of expenses to average net assets includes indirectly paid expenses. Excluding indirectly paid expenses, the expense ratios would have been 0.24%, 0.24%, 0.23%, 0.22%, 0.21%, and 0.21%, for the six months ended
    January 31, 2005, and for the years ended July 31, 2004, 2003, 2002, 2001, and 2000, respectively.

                        See Notes to Financial Statements

                                       28

                          DOMINI SOCIAL INDEX PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                 JANUARY 31, 2005
                                   (UNAUDITED)

1. Organization and Significant Accounting Policies
    Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini 400 Social Index,SM which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.
     (A)Valuation of Investments. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.
     (B)Dividend Income.  Dividend income is recorded on the ex-dividend date.
     (C)Federal Taxes. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.
     (D)Other. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

2. Transactions With Affiliates
     (A)Manager. Domini Social Investments LLC (Domini) is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Portfolio. For its services under the Management Agreement, Domini receives from the Portfolio a fee accrued daily and paid monthly at an annual rate equal to 0.20% of the Portfolio's average daily net assets.

                                       29

     (B)Submanager. SSgA Funds Management, Inc. (SSgA) provides investment submanagement services to the Portfolio on a day-to-day basis pursuant to a Submanagement Agreement with Domini. SSgA does not determine the composition of the Domini 400 Social Index.SM The Index's composition is determined by KLD Research & Analytics, Inc.

3. Investment Transactions
    For the six months ended January 31, 2005, cost of purchases and proceeds from sales of investments, other than U.S. government securities and short-term obligations, aggregated $68,589,159 and $50,152,058, respectively. For the six months ended January 31, 2005, custody fees of the Portfolio were reduced by $42,627, which was compensation for uninvested cash left on deposit with the custodian.

                                       30

                                                              Semi-Annual Report


INVESTMENT ADVISER (Balanced Fund) AND ADMINISTRATOR
Green Century Capital Management, Inc.
29 Temple Place
Boston, MA 02111
1-800-93-GREEN
www.greencentury.com
email: info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)
Winslow Management Company
99 High Street
Boston, MA 02110

INVESTMENT MANAGER (Index Portfolio)
Domini Social Investments LLC
536 Broadway
New York, NY 10012

INVESTMENT SUBMANAGER (Index Portfolio)
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln street
Boston, MA 02111

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street, Suite A
Milwaukee, WI 53233

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, IN 46204-1806

COUNSEL TO GREEN CENTURY CAPITAL MANAGEMENT, INC.
Goulston & Storrs
400 Atlantic Avenue
Boston, MA 02110

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110
       [LOGO]
                                                                January 31, 2005

                                                                   Balanced Fund
--------------------------------------------------------------------------------
                                                                     Equity Fund
[LOGO] GREEN
        CENTURY
        FUNDS
     An investment for your future.

Printed on recycled paper with soy-based ink.

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11.  CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b)) are filed herewith.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
----------------------------
Kristina A. Curtis
Chief Executive Officer
April 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kristina A. Curtis
--------------------------
Kristina A. Curtis
Principal Executive Officer
April 7, 2005

/s/ Kristina A. Curtis
-------------------------
Kristina A. Curtis
Treasurer and Principal Financial Officer
April 7, 2005